VT George Putnam Balanced Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (58.1%)(a)
	Shares	Value
Basic materials (1.7%)
Agnico-Eagle Mines, Ltd. (Canada)	6,841	$289,022
Alamos Gold, Inc. Class A (Canada)(S)	39,596	293,406
Anglo American PLC (London Exchange) (United Kingdom)	1,738	52,502
Avery Dennison Corp.	2,030	330,281
Corteva, Inc.	10,065	575,215
CRH PLC ADR (Ireland)(S)	8,202	264,350
DuPont de Nemours, Inc.	4,302	216,821
Eastman Chemical Co.	2,849	202,421
Linde PLC	672	181,164
PPG Industries, Inc.	3,306	365,941
Sherwin-Williams Co. (The)	2,669	546,478

		3,317,601
Capital goods (3.4%)
Berry Global Group, Inc.(NON)	4,318	200,917
Boeing Co. (The)(NON)	1,276	154,498
CAE, Inc. (Canada)(NON)	2,288	35,098
Deere & Co.	1,438	480,134
Emerson Electric Co.	7,135	522,425
Honeywell International, Inc.	4,966	829,173
Ingersoll Rand, Inc.	10,672	461,671
Johnson Controls International PLC	16,827	828,225
Northrop Grumman Corp.	2,347	1,103,841
Otis Worldwide Corp.	14,482	923,952
Raytheon Technologies Corp.	12,933	1,058,695

		6,598,629
Communication services (1.2%)
Charter Communications, Inc. Class A(NON)	1,003	304,260
T-Mobile US, Inc.(NON)	14,504	1,946,002

		2,250,262
Computers (3.7%)
Apple, Inc.	41,346	5,714,017
CDW Corp./DE	8,775	1,369,602

		7,083,619
Conglomerates (0.1%)
General Electric Co.	3,833	237,301

		237,301
Consumer cyclicals (10.5%)
4Front Ventures Corp.(NON)	523,966	169,713
Adyen NV (Netherlands)(NON)	249	309,768
Amazon.com, Inc.(NON)	46,860	5,295,180
Aramark	8,668	270,442
Bath & Body Works, Inc.	2,784	90,758
BJ's Wholesale Club Holdings, Inc.(NON)	1,791	130,403
Booking Holdings, Inc.(NON)	503	826,535
CarMax, Inc.(NON)(S)	2,799	184,790
General Motors Co.	5,543	177,875
Hilton Worldwide Holdings, Inc.	4,648	560,642
Home Depot, Inc. (The)	8,480	2,339,971
Levi Strauss & Co. Class A	8,554	123,776
Lululemon Athletica, Inc. (Canada)(NON)	492	137,544
Mastercard, Inc. Class A	8,639	2,456,413
Nike, Inc. Class B	3,577	297,320
O'Reilly Automotive, Inc.(NON)	762	535,953
Penn Entertainment, Inc.(NON)	8,210	225,857
PulteGroup, Inc.	23,574	884,025
Target Corp.	5,020	744,918
Tesla, Inc.(NON)	7,524	1,995,741
TJX Cos., Inc. (The)	3,376	209,717
United Rentals, Inc.(NON)	1,551	418,956
Walmart, Inc.	10,351	1,342,525
Walt Disney Co. (The)(NON)	5,651	533,059
Warby Parker, Inc. Class A(NON)(S)	3,931	52,440

		20,314,321
Consumer staples (3.8%)
Altria Group, Inc.	5,703	230,287
Chipotle Mexican Grill, Inc.(NON)(S)	365	548,507
Coca-Cola Co. (The)	23,376	1,309,524
Constellation Brands, Inc. Class A	603	138,497
Costco Wholesale Corp.	1,604	757,521
McCormick & Co., Inc. (non-voting shares)(S)	3,943	281,018
PepsiCo, Inc.	11,552	1,885,980
Procter & Gamble Co. (The)	16,200	2,045,250
Sea, Ltd. ADR (Singapore)(NON)	3,298	184,853

		7,381,437
Electronics (1.7%)
Advanced Micro Devices, Inc.(NON)	15,333	971,499
NVIDIA Corp.	2,953	358,465
Qualcomm, Inc.	13,624	1,539,240
Vontier Corp.	19,386	323,940

		3,193,144
Energy (3.1%)
Cenovus Energy, Inc. (Canada)	96,077	1,475,914
ConocoPhillips	7,524	770,006
Diamond Offshore Drilling, Inc.(NON)(S)	50,095	332,130
Enphase Energy, Inc.(NON)	251	69,645
Exxon Mobil Corp.	31,273	2,730,446
Shell PLC (London Exchange) (United Kingdom)	25,606	637,085

		6,015,226
Financials (6.6%)
AIA Group, Ltd. (Hong Kong)	58,600	486,530
Apollo Global Management, Inc.	18,789	873,689
Assured Guaranty, Ltd.	29,967	1,451,901
AXA SA (France)	23,504	514,614
Bank of America Corp.	34,510	1,042,202
Charles Schwab Corp. (The)	14,745	1,059,723
Citigroup, Inc.	38,688	1,612,129
Gaming and Leisure Properties, Inc.(R)	20,585	910,680
Goldman Sachs Group, Inc. (The)	5,827	1,707,602
KKR & Co., Inc.	17,050	733,150
Prudential PLC (United Kingdom)	59,902	588,542
Quilter PLC (United Kingdom)	237,178	242,060
Silvergate Capital Corp. Class A(NON)	4,788	360,776
Visa, Inc. Class A	5,668	1,006,920
Vornado Realty Trust(R)	8,731	202,210

		12,792,728
Health care (9.4%)
Abbott Laboratories	5,868	567,788
AbbVie, Inc.	4,841	649,711
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	4,594	474,376
Avantor, Inc.(NON)	15,492	303,643
Baxter International, Inc.	964	51,921
Bio-Rad Laboratories, Inc. Class A(NON)	1,218	508,077
Biogen, Inc.(NON)	547	146,049
Boston Scientific Corp.(NON)	18,493	716,234
Cigna Corp.	6,970	1,933,966
Danaher Corp.	3,869	999,324
DexCom, Inc.(NON)	4,039	325,301
Elevance Health, Inc.	442	200,774
Eli Lilly and Co.	3,683	1,190,898
Humana, Inc.	818	396,885
Illumina, Inc.(NON)	256	48,842
Innoviva, Inc.(NON)	34,528	400,870
Intuitive Surgical, Inc.(NON)	2,073	388,563
Johnson & Johnson	8,409	1,373,694
Lantheus Holdings, Inc.(NON)	1,496	105,214
McKesson Corp.	1,398	475,138
Medtronic PLC	4,101	331,156
Merck & Co., Inc.	12,659	1,090,193
Pfizer, Inc.	14,480	633,645
Regeneron Pharmaceuticals, Inc.(NON)	1,523	1,049,149
Thermo Fisher Scientific, Inc.	1,680	852,079
UnitedHealth Group, Inc.	5,481	2,768,124
Zoetis, Inc.	708	104,989

		18,086,603
Software (5.8%)
Intuit, Inc.	4,525	1,752,623
Microsoft Corp.	31,027	7,226,188
Oracle Corp.	36,357	2,220,322

		11,199,133
Technology services (3.6%)
Alphabet, Inc. Class A(NON)	38,806	3,711,794
Fidelity National Information Services, Inc.	12,704	960,041
Meta Platforms, Inc. Class A(NON)	7,525	1,020,992
salesforce.com, Inc.(NON)	8,721	1,254,429

		6,947,256
Transportation (1.3%)
CSX Corp.	12,808	341,205
Southwest Airlines Co.(NON)	12,299	379,301
Union Pacific Corp.	9,268	1,805,592

		2,526,098
Utilities and power (2.2%)
Ameren Corp.	4,236	341,210
American Electric Power Co., Inc.	4,618	399,226
Constellation Energy Corp.	2,381	198,075
Exelon Corp.	20,777	778,306
NextEra Energy, Inc.	9,085	712,355
NRG Energy, Inc.	48,775	1,866,619

		4,295,791

Total common stocks (cost $101,787,554)		$112,239,149

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$424,883	$411,036
3.50%, with due dates from 11/20/47 to 4/20/51	1,255,230	1,145,735
3.00%, with due dates from 7/20/46 to 11/20/46(FWC)	2,491,065	2,251,935
2.00%, 1/20/51	923,368	753,141

		4,561,847
U.S. Government Agency Mortgage Obligations (5.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
2.50%, with due dates from 7/1/50 to 2/1/51	214,278	181,857
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	67,380	69,001
5.00%, 8/1/33	28,592	28,698
4.50%, 2/1/49	618,243	599,698
4.00%, with due dates from 4/1/49 to 5/1/49	733,906	689,188
3.50%, with due dates from 11/1/49 to 12/1/49	766,228	697,278
3.00%, 6/1/46	326,417	289,883
2.50%, with due dates from 7/1/50 to 7/1/51	5,381,687	4,539,740
2.50%, 2/1/36(FWC)	205,998	187,345
2.00%, 10/1/50	2,309,721	1,882,705
Uniform Mortgage-Backed Securities
5.00%, TBA, 10/1/52	1,000,000	972,969
4.50%, TBA, 10/1/52	1,000,000	951,406

		11,089,768

Total U.S. government and agency mortgage obligations (cost $18,082,629)		$15,651,615

U.S. TREASURY OBLIGATIONS (15.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$2,010,000	$1,679,292
2.75%, 8/15/42(SEG)	4,350,000	3,532,336
1.875%, 2/15/51	1,350,000	893,742
1.25%, 5/15/50	1,490,000	833,934
U.S. Treasury Inflation Index Notes 0.125%, 10/15/25(i)	124,463	134,407
U.S. Treasury Notes
2.375%, 8/15/24	2,550,000	2,461,647
2.25%, 11/15/27	3,580,000	3,273,742
1.75%, 12/31/24	320,000	303,200
1.625%, 5/15/31	2,410,000	2,022,894
1.625%, 9/30/26	2,210,000	2,006,438
1.625%, 2/15/26	3,530,000	3,241,533
1.50%, 2/15/30	760,000	644,991
1.375%, 11/15/31	1,660,000	1,348,750
1.125%, 2/28/25	4,710,000	4,374,045
0.625%, 10/15/24	2,630,000	2,444,873

Total U.S. treasury obligations (cost $33,767,861)		$29,195,824

CORPORATE BONDS AND NOTES (14.4%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$125,000	$112,209
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	175,000	165,621
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	45,000	43,006
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	77,459
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	141,810
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,462
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	177,218
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,430
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	40,000	39,305
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	197,300
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	185,153
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	73,411
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	17,672
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	36,854
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	144,117
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	79,872
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	143,517
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	74,122
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	157,193
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,254
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	25,893

		1,919,878
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	111,943
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	160,000	139,492
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	90,000	87,814
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	242,000	228,501
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	191,080
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	91,425
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	16,913
Otis Worldwide Corp. sr. unsec. notes 2.293%, 4/5/27	86,000	76,190
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	40,000	36,238
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	156,231

		1,135,827
Communication services (1.4%)
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	230,000	206,594
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	106,861
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	58,363
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	179,174
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	111,158
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,058
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	44,000	33,262
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	43,064
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	97,745
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,030
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	57,241
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51	26,000	16,095
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	139,512
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	97,316
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	113,000	101,335
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	6,000	6,400
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	20,000	18,841
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	60,065
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	66,829
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	69,983
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	121,246
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	59,747
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	24,546
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	130,000	99,267
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	164,004
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	11,614
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,322
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	211,331
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	83,502
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	119,082
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	62,000	49,503
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	188,185

		2,620,275
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 6.623%, perpetual maturity	89,000	83,231

		83,231
Consumer cyclicals (1.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	107,700
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	107,709
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	91,324
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	174,000	102,650
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	87,000	70,551
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	23,231
Autonation, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 11/15/27	52,000	46,018
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	71,649
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	155,000	145,674
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,464
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	59,923
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	113,895
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	235,000	174,593
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	76,000	63,394
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	30,000	22,843
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	36,995
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	41,000	30,923
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	47,000	40,395
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	33,000	26,305
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	182,169
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	174,504
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	266,922
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	80,000	43,443
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	39,782
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	52,901
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	16,053
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	48,000	42,742
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	146,225
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	41,929
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	150,000	116,316
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	166,738

		2,627,960
Consumer staples (0.6%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	196,000	162,315
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	183,474
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	106,068	112,167
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	156,591
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	78,709
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	125,595
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	34,883
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	115,000	89,471
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	29,000	27,103
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	74,000	72,208
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	202,968

		1,245,484
Energy (0.7%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	74,790
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	81,526
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	56,000	56,224
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	110,000	106,504
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	70,000	53,750
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	245,000	179,412
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	96,834
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	70,000	60,182
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	80,000	79,508
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	76,153
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	115,000	105,301
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	122,000	118,035
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	21,887
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	100,735
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	116,178

		1,327,019
Financials (5.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	203,058
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	154,423
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	24,236
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	26,046
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	112,179
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	94,352
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	180,000	175,515
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	169,912
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	186,511
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	145,866
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	496,365
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	88,773
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	30,640
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	59,180
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	354,993
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	144,762
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	39,021
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	400,000	398,660
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	19,275
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	71,290
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	128,039
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	195,467
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	130,725
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	60,576
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	205,000	169,381
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,081
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	263,538
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	215,227
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	244,378
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	27,638
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	95,000	83,727
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	389,900
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	217,050
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	121,674
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	151,526
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	172,835
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	136,242
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	39,159
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	72,000	41,350
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	26,107
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	155,841
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	65,000	48,862
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	135,000	103,748
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	88,161
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	178,400
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	450,000	364,723
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	85,515
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	46,417
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	148,002
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	115,000	111,555
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	24,960
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	127,181
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 3.905%, 5/15/47	87,000	68,643
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	21,055
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	138,579
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	297,054
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	22,250
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	175,715
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	116,244
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	427,000
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	428,591
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	32,675
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	260,000	231,939
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	50,643
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	23,071
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	14,620
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	164,667
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	37,163
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,081
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	205,000	140,487
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	43,555
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	71,657
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	75,000	66,776
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	351,986
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	169,107
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	95,000	87,353
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	35,000	30,655
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	61,913
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	67,650
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	68,249
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	50,435

		10,795,855
Health care (0.8%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	69,740
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	30,230
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	92,063
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	400,000	398,069
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	118,000	117,131
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	10,837	9,869
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	68,376
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	64,745
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	56,191
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	9,882
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	27,150
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	15,642
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	132,691
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	211,000	169,735
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	61,237
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	138,885
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	80,912

		1,542,548
Technology (1.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	89,951
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	76,660
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	134,591
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	152,000	131,563
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	205,000	169,037
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	49,244
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	7,000	7,550
Meta Platforms, Inc. 144A sr. unsec. unsub. bonds 4.45%, 8/15/52	108,000	88,137
Meta Platforms, Inc. 144A sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	56,107
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	83,000	82,598
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	261,665
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	61,095
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	50,000	33,160
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	152,870
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	157,716
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	185,000	115,441
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	122,200
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	133,910
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	147,252
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	70,000	62,804

		2,133,551
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	77,856
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	243,983

		321,839
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	103,276
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	61,662
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	39,251
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	56,935
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	33,000	26,094
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	15,262
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	31,573
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	118,779
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	83,609
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	39,982
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	187,610
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	30,625
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	18,612
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	192,071
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	49,959
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	100,640
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	33,572
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	13,387
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	77,015
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	93,432
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	56,547
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	24,251
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	68,000	62,010
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	51,235
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	71,812
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,082
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	49,421
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	63,840
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 5.018%, 5/15/67	300,000	249,000

		2,026,544

Total corporate bonds and notes (cost $32,622,255)		$27,780,011

MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$124,000	$117,287
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	107,000	104,062
Ser. 18-B2, Class A4, 4.009%, 3/10/51	251,000	234,013
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.587%, 12/10/47(WAC)	20,000	18,478
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	180,484
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.843%, 6/10/47(WAC)	127,000	120,712
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.295%, 4/20/48(WAC)	24,945	24,696
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	320,431
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	408,000	386,618
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45(WAC)	66,355	63,662
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.42%, 3/15/44(WAC)	63,020	30,640

Total mortgage-backed securities (cost $1,967,999)		$1,601,086

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	17,958	$182,812

Total units (cost $179,580)		$182,812

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$35,768
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	65,394
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	40,094

Total municipal bonds and notes (cost $125,148)		$141,256

SHORT-TERM INVESTMENTS (4.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 3.06%(AFF)	1,777,905	$1,777,905
Putnam Short Term Investment Fund Class P 3.11%(AFF)	7,067,699	7,067,699

Total short-term investments (cost $8,845,604)		$8,845,604
TOTAL INVESTMENTS

Total investments (cost $197,378,630)		$195,637,357

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $6,628,234) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
		British Pound	Sell	12/21/22	$1,185,269	$1,228,893	$43,624
		Canadian Dollar	Sell	10/19/22	399,811	427,152	27,341
		Euro	Sell	12/21/22	276,978	284,320	7,342
	Citibank, N.A.
		Canadian Dollar	Sell	10/19/22	490,805	524,346	33,541
		Euro	Sell	12/21/22	405,754	415,938	10,184
	Goldman Sachs International
		British Pound	Sell	12/21/22	507,509	526,109	18,600
		Euro	Sell	12/21/22	435,532	446,833	11,301
	HSBC Bank USA, National Association
		Danish Krone	Sell	12/21/22	320,284	325,798	5,514
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	10/19/22	45,461	17,516	27,945
		Danish Krone	Buy	12/21/22	1,194	1,234	(40)
		Singapore Dollar	Sell	11/16/22	273,473	284,908	11,435
	Morgan Stanley & Co. International PLC
		Euro	Buy	12/21/22	242,072	227,534	14,538
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	10/19/22	413,855	442,193	28,338
		Hong Kong Dollar	Sell	11/16/22	323,188	323,545	357
	UBS AG
		Canadian Dollar	Sell	10/19/22	350,586	373,941	23,355
		Euro	Sell	12/21/22	218,803	224,252	5,449
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/19/22	518,241	553,722	35,481

	Unrealized appreciation						304,345

	Unrealized (depreciation)						(40)

	Total						$304,305
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	14	$2,509,934	$2,521,050	Dec-22	$(176,341)

Unrealized appreciation					—

Unrealized (depreciation)					(176,341)

Total					$(176,341)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/22 (proceeds receivable $854,453) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 2.00%, 10/1/52	$1,000,000	10/13/22	$809,156

Total			$809,156

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $193,033,706.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$240,810	$24,595,816	$23,058,721	$21,449	$1,777,905
	Putnam Short Term Investment Fund**	8,194,304	29,379,350	30,505,955	46,936	7,067,699

	Total Short-term investments	$8,435,114	$53,975,166	$53,564,676	$68,385	$8,845,604
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,777,905 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,702,263.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $147,611.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,265,099	$52,502	$—
Capital goods	6,598,629	—	—
Communication services	2,250,262	—	—
Conglomerates	237,301	—	—
Consumer cyclicals	20,004,553	309,768	—
Consumer staples	7,381,437	—	—
Energy	5,378,141	637,085	—
Financials	10,960,982	1,831,746	—
Health care	18,086,603	—	—
Technology	28,423,152	—	—
Transportation	2,526,098	—	—
Utilities and power	4,295,791	—	—

Total common stocks	109,408,048	2,831,101	—
Corporate bonds and notes	—	27,780,011	—
Mortgage-backed securities	—	1,601,086	—
Municipal bonds and notes	—	141,256	—
U.S. government and agency mortgage obligations	—	15,651,615	—
U.S. treasury obligations	—	29,195,824	—
Units	182,812	—	—
Short-term investments	—	8,845,604	—

Totals by level	$109,590,860	$86,046,497	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$304,305	$—
Futures contracts	(176,341)	—	—
TBA sale commitments	—	(809,156)	—

Totals by level	$(176,341)	$(504,851)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	10
Forward currency contracts (contract amount)	$9,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com